Commitments and contingencies (Details) - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2022
Commitments and contingencies
Litigation expenses settled, included in operating expenses.	$ 150,000
Less than 1 year
Commitments and contingencies
Future payments pursuant to the leases		$ 73,000